OTHER NON-OPERATING (LOSS)/INCOME	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Other non-operating (loss)/income

8.	REALIZED AND UNREALIZED (LOSS)/GAIN ON OIL AND GAS DERIVATIVE INSTRUMENTS
The realized and unrealized gain/(loss) on the oil and gas derivative instruments is comprised of the following:

(in thousands of $)	Year Ended December 31,
	2024	2023	2022
Realized gain on FLNG Hilli’s oil derivative instrument	68,700	73,120	110,696
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	49,438	87,555	(18,605)
Realized gain on FLNG Hilli’s gas derivative instrument	22,950	39,232	139,929
Realized gain on oil and gas derivative instruments, net	141,088	199,907	232,020

(in thousands of $)	Year Ended December 31,
	2024	2023	2022
Unrealized MTM adjustment for commodity swap derivatives	(48,079)	(65,290)	111,703
Unrealized (loss)/gain on FLNG Hilli’s oil derivative instrument (note 20)	(47,272)	(76,847)	55,315
Unrealized (loss)/gain on FLNG Hilli’s gas derivative instrument (note 20)	(6,511)	(142,521)	121,959
Unrealized (loss)/gain on oil and gas derivative instruments, net	(101,862)	(284,658)	288,977

Realized and unrealized (loss)/gain on oil and gas derivative instruments (note 27)	39,226	(84,751)	520,997

The realized gain on oil and gas derivative instruments results from monthly billings above the FLNG Hilli base tolling fee and the incremental capacity increase pursuant to LTA amendments, whereas the unrealized (loss)/gain on oil and gas derivative instruments results from movements in forecasted oil and natural gas prices and Euro/U.S. Dollar exchange rates.

9.	OTHER NON-OPERATING (LOSS)/INCOME
Other non-operating (loss)/income, net is comprised of the following:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Realized and unrealized MTM (losses)/gains on our investment in listed equity securities (note 16) (1)	—	(62,308)	400,966
Dividend income from our investment in listed equity securities	—	9,823	4,768
UK tax lease liability (2)	—	—	7,148
Others (3)	(7,000)	—	—
Other non-operating (loss)/income	(7,000)	(52,485)	412,882
(1) Our investment in listed equity securities relates to our previous equity holding in NFE. During the year ended December 31, 2022, we recognized $350.9 million in unrealized MTM losses on our 5.3 million shares. In 2023 and 2022, we sold 1.2 million and 13.3 million of our previous NFE Shares for an aggregate consideration of $45.6 million and $625.6 million which resulted to $62.3 million realized MTM losses and $50.1 million realized MTM gains, respectively.
On March 15, 2023, we disposed of our remaining 4.1 million NFE Shares as partial consideration for the repurchase of 1,230 Hilli common from NFE. Following these transactions, we no longer hold any listed equity securities.
(2) In April 2022, we settled our liability to the UK tax authority in relation to former leasing arrangements of $66.4 million, inclusive of fees and released the remaining UK tax lease liability of $5.3 million and recognized a foreign exchange movement of $1.8 million.
(3) “Others” relates to payments to Seatrium in relation to Hilli's utilization bonus and termination fee on our historical third FLNG conversion main building contract during the year ended December 31, 2024.